Debt - Debt Maturities (Details) - USD ($)	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Debt Instrument [Line Items]
2019	$ 29,164
2019		$ 71,613
2020	160,395	79,557
2021	163,651	81,269
2022	167,035	83,052
2023	1,568,152	1,091,805
Thereafter	2,458,211	2,184,138
Total debt	4,546,608	3,591,434	$ 3,084,214
AIF
Debt Instrument [Line Items]
2019	0
2020	0
2021	0
2022	0
2023	0
Thereafter	2,168,873
Total debt	2,168,873
ACOA
Debt Instrument [Line Items]
2019	7,069
2020	70,234
2021	70,234
2022	70,234
2023	70,234
Thereafter	278,123
Total debt	566,128
Kubota Canada Ltd
Debt Instrument [Line Items]
2019	2,588
2020	10,353
2021	10,353
2022	10,353
2023	10,353
Thereafter	11,215
Total debt	55,215
FPEI
Debt Instrument [Line Items]
2019	19,507
2020	79,808
2021	83,064
2022	86,448
2023	1,487,565
Thereafter	0
Total debt	1,756,392
Loans Payable | AIF
Debt Instrument [Line Items]
2019		0
2020		0
2021		0
2022		0
2023		0
Thereafter		2,106,840
Total debt	2,168,873	2,106,840	2,287,771
Loans Payable | Kubota Canada Ltd
Debt Instrument [Line Items]
2019		10,057
2020		10,057
2021		10,057
2022		10,057
2023		10,057
Thereafter		10,893
Total debt		61,178
Secured Debt | ACOA
Debt Instrument [Line Items]
2019		27,466
2020		27,466
2021		27,466
2022		27,466
2023		27,466
Thereafter		66,405
Total debt		203,735	251,056
Secured Debt | Kubota Canada Ltd
Debt Instrument [Line Items]
Total debt	55,215	61,178	0
Secured Debt | FPEI
Debt Instrument [Line Items]
2019		34,090
2020		42,034
2021		43,746
2022		45,529
2023		1,054,282
Thereafter		0
Total debt	$ 1,756,392	$ 1,219,681	$ 545,387